Plan Description	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
Plan Description [Line Items]
Plan Description
(1)	Plan Description

The following description of the Diageo North America, Inc. 401(k) Retirement Savings Plan for Union Employees (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

(a)	General

The Plan is a defined contribution plan sponsored by Diageo North America, Inc. (the “Company”, “Diageo” or “Plan Sponsor”). It is intended that the Plan and its underlying trust be qualified and exempt under Sections 401(a) and 501(a) of the Internal Revenue Code of 1986 (the “Code”), as amended from time to time, and meet the requirements of Section 401(k) of the Code. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

(b)	Eligibility

Employees who are members of the International Guards Union Local #46, National Conference of Firemen & Oilers, Serviced Employees International Union S.C./6 Local #513, United Paperworkers Union Local #1737-2, Liquor and Wine Sales Representatives, Warehousemen, Clerical, Distillery, Rectifying, Tire Plastic and Allied Workers Union Local #3 are eligible to participate in the Plan. Participants are enrolled within the Plan the first day of any payroll period once an employee meets the eligibility requirements.

(c)	Contributions

Participants may contribute annually from 1% up to 50% of their salary either pre-tax, after-tax, or both, as defined in the Plan document, subject to the maximum allowed under the Code. Participants direct the investment of their contribution into various investment options offered by the Plan. The Plan currently offers 3 money market funds, 22 mutual funds and a company stock fund invested in American Depository Receipt (“ADR”) shares of Diageo plc as investment options for participants.

All employees who are eligible to contribute under the Plan, and who have attained age 50 or older before the close of the Plan year, are eligible to make catch-up contributions in accordance with Code Section 414(v). Participants may also contribute amounts representing distributions from other qualified retirement plans.

Effective January 1, 2003, the Plan terminated Company contributions. Nonvested Company contributions are used to pay Plan expenses.

(d)	Participant Accounts

Each participant’s account is credited with the participant’s contributions, an allocation of the Plan’s investment earnings or losses, and charged with administrative expenses. Allocations are based on participant earnings or account balances, as defined by the Plan document. The participant is entitled to their vested account balance upon termination, death, retirement, or disability under the Company’s Long-Term Disability Plan.

(e)	Vesting

Participants are immediately vested in their contributions plus actual earnings or losses thereon.

(f)	Notes Receivable from Participants

Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to $50,000 less the highest outstanding loan balance in the last 12 months or 50% of their account balance, whichever is less. Participants may only have three loans outstanding at any time. The loans are secured by the balance in the participant’s account and bear interest at rates equal to the Prime Rate published in the Wall Street Journal at the time the loan is originated. Principal and interest are paid ratably through payroll deductions. The loans are payable over a period not to exceed 5 years, or 20 years for loans taken for a primary residence.

(g)	Payment of Benefits

Distributions from the Plan are eligible to be paid upon retirement, attainment of age 59½, hardship, termination of employment, death, or disability under the Company’s Long-Term Disability Plan.

If a participant's account balance is greater than $5,000, the participant may leave the account in the Plan until age 73 and may elect to receive a lump sum distribution, a rollover to another qualified plan (or Individual Retirement Account (“IRA”)), or quarterly or annual installments over a period elected by the participant.

If a terminated participant's account balance is greater than $1,000 but not more than $7,000, the amount will be distributed to the participant as soon as practicable. If the participant does not elect to receive the distribution as a lump sum or a direct rollover to an eligible retirement plan or IRA chosen by the participant, the Plan Sponsor will pay the distribution as a direct rollover to an IRA designated by the Plan Sponsor.

If the participant’s account balance is $1,000 or less, the distribution is made from the Plan in a lump sum cash distribution.

Upon the death of a participant, the designated beneficiary, or the participant’s estate if no beneficiary is designated, is entitled to 100% of the participant’s account.

(h)	Forfeited Accounts

Unallocated forfeitures as of December 31, 2025 and 2024, amounted to $8,257 and $8,539, respectively.